Investment Property (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Summary of Changes in Investment Property
(a)
Changes in investment property for the year ended December 31, 2022 and 2023 are as follows:

(In millions of won)
	2022		2023
Book value as of January 1	₩	—	28,269
Transfer from property, plant and equipment		36,809	9,928
Depreciation		(804)	(4,962)
Impairment loss		(7,736)	—
Others		—	(240)
Book value as of December 31	₩	28,269	32,995